Investments in Equity-Accounted Investees - Summary of Carrying Value of Investments in Equity-Accounted Investees (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Change In Carrying Value Of Equity Investment [Line Items]
Amount	$ 52	$ 45
ASMC [Member]
Schedule Of Change In Carrying Value Of Equity Investment [Line Items]
Shareholding %	27.00%	27.00%
Amount	18	17
ASEN [Member]
Schedule Of Change In Carrying Value Of Equity Investment [Line Items]
Shareholding %	40.00%	40.00%
Amount	$ 34	$ 28